Commitments and Contingencies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Y Senalizamos SA [Member]
Commitments and Contingencies [Line Items]
Guarantor Obligations, Current Carrying Value	$ 3,633
TG And Tecnoglass USA Inc [Member]
Commitments and Contingencies [Line Items]
Insurance Settlements Receivable	3,000
Loss Contingency, Damages Sought, Value	6,000
Loss Contingency, Accrual, Current	$ 3,000